Principal Activities and Reorganization (Tables)	12 Months Ended
Dec. 31, 2022
Details of Principal Subsidiaries and VIE

As of December 31, 2022, details of the Company's principal subsidiaries and VIE were as follows:

	Place of	Date of	Percentage of
	incorporation	incorporation	beneficial ownership	Principal activities
Principal subsidiaries:
Guangzhou Yatsen Global Co., Ltd.(“Guangzhou Yatsen”)	PRC	July 29, 2015	100%	Cosmetics Sales
Guangzhou Yatsen Cosmetics Co., Ltd.	PRC	March 24, 2017	100%	Cosmetics Sales
Guangzhou Yiyan Cosmetics Co., Ltd.	PRC	April 15, 2019	100%	Cosmetics Sales
Galenic (Shanghai) E-commerce Co., Ltd.	PRC	January 28, 2021	90%	Cosmetics Sales
Guangzhou DR.WU Cosmetics Co., Ltd.	PRC	January 5, 2021	90%	Cosmetics Sales
SNK (Shanghai) Limited	PRC	July 31, 2018	90%	Cosmetics Sales

VIE:
Huizhi Weimei (Guangzhou) Trading Co., Ltd.(“HZ VIE”)	PRC	February 22, 2019	100%	Cosmetics Sales

Variable Interest Entity Primary Beneficiary
Consolidated Financial Information of Consolidated VIEs

The following consolidated financial information of the consolidated VIEs is included in the accompanying consolidated financial statements as of and for the year ended:

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	27,539	8,924
Accounts receivable	8,109	2,047
Inventories, net	1,006	1,080
Prepayments and other current assets	17,525	9,723
Total current assets	54,179	21,774

Investments	118,862	161,640
Property and equipment, net	11,106	5,745
Intangible assets, net	38	2
Right-of-use assets, net	143	74
Total non-current assets	130,149	167,461
Total assets	184,328	189,235

Accounts payable	11,765	8,813
Advances from customers	14,262	5,892
Accrued expenses and other liabilities	18,727	16,624
Income tax payables	1,005	929
Lease liabilities due within one year	74	78
Amounts due to non-VIE subsidiaries	193,917	195,389
Total current liabilities	239,750	227,725
Lease liabilities	78	-
Total liabilities	239,828	227,725

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	907,735	521,835	323,246
Net income (loss)	(176,187)	(27,886)	16,624
Net cash provided by operating activities	47,830	17,178	17,306
Net cash used in investing activities	(17,102)	(121,236)	(30,277)
Net cash provided by (used in) financing activities	(2,603)	100,450	(5,644)
Net increase (decrease) in cash and cash equivalents	28,125	(3,608)	(18,615)